S000015626 [Member] Investment Objectives and Goals - iShares Mortgage Real Estate ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iShares Mortgage Real Estate ETF REM | Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares Mortgage Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. real estate investment trusts (“REITs”) that hold U.S. residential and commercial mortgages.